SUPPLEMENT DATED JANUARY 31, 2007 TO THE PROSPECTUS
                                DATED MAY 1, 2006

                               JNL(R) SERIES TRUST


Please note that the changes apply to your variable annuity and/or variable life product(s).


PLEASE DELETE ALL REFERENCES TO JAMES COWEN FOR THE JNL/AIM REAL ESTATE FUND.


THE THIRD PARAGRAPH IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/FMR BALANCED FUND SHOULD BE DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

     Brett Kozlowski is vice president and Co-Manager of the Fund, which he has managed since October 2006. He also manages other Fidelity funds. Since joining Fidelity in 1997, Mr. Kozlowski has worked as a portfolio analyst. Prior to working as a fixed-income analyst, Mr. Kozlowski was a trader in the Fixed Income Group.
























This Supplement is dated January 31, 2007.




(To be used with VC5995 Rev. 07/06, VC3656 Rev. 05/06, VC3657 Rev. 05/06, VC3723
Rev. 05/06,  NV3174CE Rev. 05/06,  NV3784 Rev. 05/06,  VC4224 Rev. 05/06, NV4224
Rev. 05/06, VC5526 Rev. 05/06,  NV5526 Rev. 05/06,  FVC4224FT Rev. 05/06, VC5890
05/06,  VC5869 05/06,  NV5869 05/06,  NV5890 05/06,  VC5825 05/06, NV5825 05/06,
VC5884 05/06,  VC5885 05/06,  NV5884 05/06,  NV5885 05/06, HR105 Rev. 05/06, and
VC2440 Rev. 05/06.)

                                                                    V6111 01/07

                        SUPPLEMENT DATED JANUARY 31, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2006

                               JNL(R) SERIES TRUST


Please note that the changes apply to your variable annuity and/or variable life product(s).


PLEASE DELETE ALL REFERENCES TO JAMES COWEN FOR THE JNL/AIM REAL ESTATE FUND.


PLEASE DELETE ALL REFERENCES TO GEORGE FISCHER FOR THE JNL/FMR BALANCED FUND.


ON PAGE 69, IN THE SUBSECTION ENTITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGER" FOR THE JNL/AIM REAL ESTATE FUND PLEASE DELETE THE TABLE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
      PORTFOLIO MANAGER          NONE    $1-         $10,001-     $50,001-      $100,001-      $500,001-         OVER
                                         $10,000     $50,000      $100,000      $500,000       $1,000,000        $1,000,000
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
Joe V. Rodriguez                  X
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
Mark Blackburn                    X
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
James W. Trowbridge               X
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
Ping Ying Wang                    X
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
Paul Curbo                        X
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------


ON PAGE 75, IN THE SUBSECTION ENTITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST" FOR THE JNL/FMR BALANCED FUND, PLEASE ADD THE FOLLOWING TABLE:

Brett Kozlowski                                                   Number Of                       Total
                                                                   ACCOUNTS                 ASSETS (MILLIONS)
registered investment companies: .......................              3                          $2,924
                                                             ---------------------    ------------------------------
other pooled investment vehicles:.......................              4                          $2,699
                                                             ---------------------    ------------------------------
other accounts:.........................................              2                            $69
                                                             ---------------------    ------------------------------


ON PAGE 75, IN THE SUBSECTION ENTITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGER" FOR THE JNL/FMR BALANCED FUND PLEASE DELETE THE TABLE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
      PORTFOLIO MANAGER          NONE    $1-         $10,001-     $50,001-      $100,001-      $500,001-         OVER
                                         $10,000     $50,000      $100,000      $500,000       $1,000,000        $1,000,000
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
Larry Rakers                      X
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
Brett Kozlowski                   X
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
Peter Saperstone                  X
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------





This Supplement is dated January 31, 2007.

(To be used with V3180 Rev. 05/06.)
                                                                    V6112 01/07